NUVEEN MASSACHUSETTS MUNICIPAL BOND FUND

SUPPLEMENT DATED OCTOBER 29, 2013

TO THE SUMMARY PROSPECTUS DATED JUNE 28, 2013

Class B shares of Nuveen Massachusetts Municipal Bond Fund are no longer being offered.

PLEASE KEEP THIS WITH YOUR

FUND’S SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-MAS-1013P